INCOME TAXES (Summary of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at the beginning of the year	¥ 20,115	¥ 14,362	¥ 3,647
Additions of valuation allowance	13,076	9,069	11,198
Reduction of valuation allowance	(6,684)	(3,316)	(483)
Balance at the end of the year	¥ 26,507	¥ 20,115	¥ 14,362